Fair Value Measurements (Details) - Schedule of Company’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Assets:
Fair value, assets		$ 290,737,917	$ 287,523,555
Fair Value, Inputs, Level 1 [Member] | Warrant Liabilities – Public Warrants [Member]
Liabilities:
Fair value, liabilities	3,593,750	70,000
Fair Value, Inputs, Level 3 [Member] | Warrant Liabilities – Private Placement Warrants [Member]
Liabilities:
Fair value, liabilities	2,062,500	40,000
Fair Value, Inputs, Level 3 [Member] | Convertible Promissory Note – Related Party – Third Note [Member]
Liabilities:
Fair value, liabilities	$ 1,500,000